Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2019

AICAP-QTLY-0919
1.804862.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 1.1%
CSL Ltd.	182,528	$28,482,105
Bailiwick of Jersey - 0.9%
Experian PLC	775,600	23,580,179
Bermuda - 0.8%
IHS Markit Ltd. (a)	326,800	21,052,456
Brazil - 3.3%
BM&F BOVESPA SA	2,230,100	24,653,902
Equatorial Energia SA	674,000	16,689,507
Lojas Renner SA	1,685,100	20,955,847
Rumo SA (a)	3,825,700	21,973,704

TOTAL BRAZIL		84,272,960

Canada - 9.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	397,100	24,341,105
Brookfield Asset Management, Inc.	517,200	25,342,800
Canadian National Railway Co.	307,040	29,061,552
Canadian Pacific Railway Ltd.	104,100	24,854,486
CGI Group, Inc. Class A (sub. vtg.) (a)	274,400	21,119,527
Constellation Software, Inc.	23,880	22,720,016
Open Text Corp.	439,000	18,723,526
Restaurant Brands International, Inc.	309,500	22,793,908
Thomson Reuters Corp.	270,700	18,180,670
Waste Connection, Inc. (Canada)	244,830	22,206,849

TOTAL CANADA		229,344,439

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	294,160	50,922,038
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	226,000	23,574,060
Shenzhou International Group Holdings Ltd.	1,629,400	22,473,849
Tencent Holdings Ltd.	1,146,400	53,414,185

TOTAL CAYMAN ISLANDS		150,384,132

Denmark - 1.8%
DSV de Sammensluttede Vognmaend A/S	236,800	22,641,644
ORSTED A/S (b)	261,300	23,868,638

TOTAL DENMARK		46,510,282

France - 12.2%
Air Liquide SA	196,900	27,246,037
Capgemini SA	192,299	24,533,843
Dassault Systemes SA	151,000	23,067,666
Edenred SA	458,136	23,045,194
Hermes International SCA	31,721	22,354,303
Kering SA	47,374	24,621,997
L'Oreal SA	108,420	29,045,067
LVMH Moet Hennessy Louis Vuitton SE	81,471	33,652,343
Pernod Ricard SA	138,800	24,438,287
Safran SA	179,200	25,758,916
SR Teleperformance SA	110,400	23,171,547
VINCI SA	256,900	26,425,690

TOTAL FRANCE		307,360,890

Germany - 7.0%
adidas AG	87,557	28,064,807
Deutsche Borse AG	166,800	23,155,592
Linde PLC	106,200	20,426,641
RWE AG	858,600	23,248,501
SAP SE	290,700	35,534,022
Symrise AG	236,500	21,897,412
Vonovia SE	497,000	24,350,922

TOTAL GERMANY		176,677,897

Hong Kong - 1.4%
AIA Group Ltd.	3,422,600	35,032,941
India - 3.8%
HDFC Bank Ltd.	648,716	21,133,185
Housing Development Finance Corp. Ltd.	867,169	26,625,581
Kotak Mahindra Bank Ltd.	1,034,646	22,748,123
Reliance Industries Ltd.	1,494,458	25,160,179

TOTAL INDIA		95,667,068

Indonesia - 1.0%
PT Bank Central Asia Tbk	11,088,700	24,343,893
Ireland - 1.7%
Kerry Group PLC Class A	183,840	21,450,047
Kingspan Group PLC (Ireland)	417,360	20,467,376

TOTAL IRELAND		41,917,423

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	154,400	23,579,968
Italy - 2.8%
Amplifon SpA	898,800	22,167,967
Enel SpA	3,796,000	25,967,024
Moncler SpA	518,000	21,314,244

TOTAL ITALY		69,449,235

Japan - 5.1%
Hoya Corp.	320,600	24,769,216
Kao Corp.	324,900	23,711,453
Keyence Corp.	44,414	25,773,102
OBIC Co. Ltd.	200,200	21,475,632
Recruit Holdings Co. Ltd.	766,100	25,942,044
Shiseido Co. Ltd.	87,600	6,446,008

TOTAL JAPAN		128,117,455

Netherlands - 7.4%
ASML Holding NV (Netherlands)	148,800	33,156,235
Ferrari NV	141,500	22,814,689
Heineken NV (Bearer)	226,700	24,372,934
Interxion Holding N.V. (a)	289,079	21,767,649
Unilever NV	665,800	38,592,187
Wolters Kluwer NV	303,000	21,990,201
Yandex NV Series A (a)	598,100	23,457,482

TOTAL NETHERLANDS		186,151,377

Philippines - 0.8%
SM Prime Holdings, Inc.	28,738,200	20,521,266
South Africa - 1.8%
Capitec Bank Holdings Ltd.	131,770	10,785,963
Naspers Ltd. Class N	137,130	33,426,849

TOTAL SOUTH AFRICA		44,212,812

Spain - 3.7%
Amadeus IT Holding SA Class A	299,491	23,658,447
Cellnex Telecom SA (b)	590,191	22,141,741
Ferrovial SA	832,400	21,700,543
Iberdrola SA	2,814,451	26,700,668

TOTAL SPAIN		94,201,399

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	1,043,100	23,925,724
Hexagon AB (B Shares)	471,700	22,947,238

TOTAL SWEDEN		46,872,962

Switzerland - 6.9%
Compagnie Financiere Richemont SA Series A	290,700	24,911,030
Givaudan SA	8,316	22,124,716
Nestle SA (Reg. S)	560,400	59,451,267
Partners Group Holding AG	28,752	22,959,970
Sika AG	155,294	22,484,879
Temenos Group AG	127,000	22,487,256

TOTAL SWITZERLAND		174,419,118

United Kingdom - 5.7%
Atlassian Corp. PLC (a)	92,300	12,933,076
Compass Group PLC	989,250	25,028,546
Diageo PLC	806,354	33,625,123
London Stock Exchange Group PLC	282,900	22,795,738
RELX PLC (London Stock Exchange)	1,121,258	26,637,181
Rentokil Initial PLC	4,136,600	21,882,759

TOTAL UNITED KINGDOM		142,902,423

United States of America - 11.9%
Adobe, Inc. (a)	68,060	20,340,412
American Tower Corp.	101,730	21,528,103
Ecolab, Inc.	104,000	20,979,920
Fiserv, Inc. (a)	209,696	22,108,249
Global Payments, Inc.	136,300	22,887,496
Hilton Worldwide Holdings, Inc.	221,700	21,405,135
MasterCard, Inc. Class A	77,650	21,141,766
Moody's Corp.	104,940	22,492,840
Prologis, Inc.	260,800	21,023,088
S&P Global, Inc.	92,000	22,535,400
Thermo Fisher Scientific, Inc.	74,400	20,659,392
TransDigm Group, Inc. (a)	42,800	20,776,832
Visa, Inc. Class A	119,140	21,206,920
Yum! Brands, Inc.	189,600	21,333,792

TOTAL UNITED STATES OF AMERICA		300,419,345

TOTAL COMMON STOCKS
(Cost $2,131,066,483)		2,495,474,025

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.43% (c)
(Cost $47,727,266)	47,717,723	47,727,266
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,178,793,749)		2,543,201,291
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(21,735,583)
NET ASSETS - 100%		$2,521,465,708

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,010,379 or 1.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$788,035
Fidelity Securities Lending Cash Central Fund	437,909
Total	$1,225,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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